Financial instruments and risk concentration	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Financial instruments and risk concentration
Financial instruments and risk concentration
Financial instruments
We hold derivative financial instruments such as forward foreign currency exchange contracts, interest rate swaps and forward purchase contracts, the fair value of which is not material at December 31, 2011. Our forward foreign currency exchange contracts outstanding at December 31, 2011, had a notional value of $516 million to hedge our non-U.S. dollar net balance sheet exposures (including $253 million to sell Japanese yen, $105 million to sell euros and $39 million to sell British pound sterling).

Our investments in cash equivalents, short-term investments and certain long-term investments, as well as our postretirement plan assets, contingent consideration and deferred compensation liabilities are carried at fair value, which is described in Note 9. The carrying values for other current financial assets and liabilities, such as accounts receivable and accounts payable, approximate fair value due to the short maturity of such instruments. The carrying value of our long-term debt approximates the fair value.

Risk concentration
Financial instruments that could subject us to concentrations of credit risk are primarily cash, cash equivalents, short-term investments and accounts receivable. In order to manage our credit risk exposure, we place cash investments in investment-grade debt securities and limit the amount of credit exposure to any one issuer. We also limit counterparties on forward foreign currency exchange contracts to financial institutions rated no lower than A3/A-.

Concentrations of credit risk with respect to accounts receivable are limited due to our large number of customers and their dispersion across different industries and geographic areas. We maintain an allowance for losses based on the expected collectability of accounts receivable. These allowances are deducted from accounts receivable on our Consolidated balance sheets.

Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2011	$18	$1	$—	$19
2010	23	(4)	(1)	18
2009	30	1	(8)	23